CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Total	Donated Services	Private Placement	Forgiveness Of Related Party Debt	Over Allotment Offering	Acquisition Of Mining Rights	Period Issuance 01 Services	Period Issuance 01 Cash	Period Issuance 02 Cash	Period Issuance 02 Expenses Paid By Officer	Period Issuance 03 Cash	Common Stock	Common Stock Private Placement	Common Stock Over Allotment Offering	Common Stock Acquisition Of Mining Rights	Common Stock Period Issuance 01 Services	Common Stock Period Issuance 01 Cash	Common Stock Period Issuance 02 Cash	Common Stock Period Issuance 02 Expenses Paid By Officer	Common Stock Period Issuance 03 Cash	Preferred Stock	Preferred Stock Private Placement	Additional Paid-in Capital	Additional Paid-in Capital Donated Services	Additional Paid-in Capital Private Placement	Additional Paid-in Capital Forgiveness Of Related Party Debt	Additional Paid-in Capital Over Allotment Offering	Additional Paid-in Capital Acquisition Of Mining Rights	Additional Paid-in Capital Period Issuance 01 Services	Additional Paid-in Capital Period Issuance 01 Cash	Additional Paid-in Capital Period Issuance 02 Cash	Additional Paid-in Capital Period Issuance 03 Cash	Deficit Accumulated During the Exploration Stage
Balance at Jan. 31, 2005
Common stock issued (in shares)																	46,990,000	6,985,000		1,778,000
Common stock issued								$ 7,400	$ 11,000		$ 56,000						$ 46,990	$ 6,985		$ 1,778										$ (39,590)	$ 4,015	$ 54,222
Loss for the year ended	(29,275)																																(29,275)
Balance at Jan. 31, 2006	45,125											55,753											18,647										(29,275)
Balance (in shares) at Jan. 31, 2006												55,753,000
Loss for the year ended	(21,158)																																(21,158)
Balance at Jan. 31, 2007	23,967											55,753											18,647										(50,433)
Balance (in shares) at Jan. 31, 2007												55,753,000
Common stock issued (in shares)																12,700,000			31,000,002
Common stock issued							2,000			31,000						12,700			31,000										(10,700)
Loss for the year ended	(935,664)																																(935,664)
Cancellation of common stock (in shares)												(44,450,000)
Cancellation of common stock												(44,450)											44,450
Common stock issued for convertible debentures (in shares)												1,190,000
Common stock issued for convertible debentures	595,000											1,190											593,810
Contributed capital		235,668																						235,668
Balance at Jan. 31, 2008	(48,029)											56,193											881,875										(986,097)
Balance (in shares) at Jan. 31, 2008												56,193,002
Common stock issued (in shares)																	4,000,000	120,000
Common stock issued								20,000	60,000								4,000	120												16,000	59,880
Loss for the year ended	(75,062)																																(75,062)
Cancellation of common stock (in shares)												(2,000,000)
Cancellation of common stock												(2,000)											2,000
Balance at Jan. 31, 2009	(43,091)											58,313											959,755										(1,061,159)
Balance (in shares) at Jan. 31, 2009												58,313,002
Loss for the year ended	(182,521)																																(182,521)
Cancellation of common stock (in shares)												(250,000)
Cancellation of common stock												(250)											250
Balance at Jan. 31, 2010	(225,612)											58,063											960,005										(1,243,680)
Balance (in shares) at Jan. 31, 2010												58,063,002
Common stock issued (in shares)																4,500,000
Common stock issued							234,445									4,500													229,945
Loss for the year ended	(1,615,423)																																(1,615,423)
Cancellation of common stock (in shares)												(15,000,000)
Cancellation of common stock	(63,000)											(15,000)											(48,000)
Common stock issued for convertible debentures (in shares)												3,660,000
Common stock issued for convertible debentures	182,865											3,660											179,205
Contributed capital				157,291																						157,291
Common stock, preferred stock, and derivative warrants instruments sold at $0.04, $0.025 and $0.025 per share, less offering costs of $1,750, $3,500 and $15,500 in 2013, 2012 and 2011 respectively (in shares)												41,478,258										22,000,000
Common stock, preferred stock, and derivative warrants instruments sold at $0.04, $0.025 and $0.025 per share, less offering costs of $1,750, $3,500 and $15,500 in 2013, 2012 and 2011 respectively			1,586,956									41,478										22,000			1,523,478
Derivatives resulting on above warrants issued	(1,323,133)																						(1,323,133)
Balance at Jan. 31, 2011	(1,065,611)											92,701									22,000		1,678,791										(2,859,103)
Balance (in shares) at Jan. 31, 2011												92,701,260									22,000,000
Common stock issued (in shares)															250,000
Common stock issued						17,500									250													17,250
Loss for the year ended	(262,818)																																(262,818)
Common stock, preferred stock, and derivative warrants instruments sold at $0.04, $0.025 and $0.025 per share, less offering costs of $1,750, $3,500 and $15,500 in 2013, 2012 and 2011 respectively (in shares)														16,000,000
Common stock, preferred stock, and derivative warrants instruments sold at $0.04, $0.025 and $0.025 per share, less offering costs of $1,750, $3,500 and $15,500 in 2013, 2012 and 2011 respectively					396,500									16,000													380,500
Derivatives resulting on above warrants issued	(544,034)																						(544,034)
Stock-based compensation (in shares)												500,000
Stock-based compensation	505,539											500											505,039
Balance at Jan. 31, 2012	(952,924)											109,451									22,000		2,037,546										(3,121,921)
Balance (in shares) at Jan. 31, 2012												109,451,260									22,000,000
Common stock issued (in shares)															250,000
Common stock issued						3,750									250													3,500
Loss for the year ended	289,469																																289,469
Cancellation of common stock (in shares)												(1,000,000)
Common stock, preferred stock, and derivative warrants instruments sold at $0.04, $0.025 and $0.025 per share, less offering costs of $1,750, $3,500 and $15,500 in 2013, 2012 and 2011 respectively (in shares)													4,250,000
Common stock, preferred stock, and derivative warrants instruments sold at $0.04, $0.025 and $0.025 per share, less offering costs of $1,750, $3,500 and $15,500 in 2013, 2012 and 2011 respectively			168,250										4,250												164,000
Derivatives resulting on above warrants issued	(101,985)																						(101,985)
Stock-based compensation (in shares)												2,250,000
Stock-based compensation	432,777											1,250											431,527
Balance at Jan. 31, 2013	$ (160,663)											$ 115,201									$ 22,000		$ 2,534,588										$ (2,832,452)
Balance (in shares) at Jan. 31, 2013												115,201,260									22,000,000